GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended									2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			12 Months Ended
	Jul. 08, 2025 USD ($)	Apr. 21, 2025 USD ($)	Aug. 06, 2019 USD ($)	Apr. 17, 2025 USD ($)	Apr. 15, 2025	Aug. 26, 2024 USD ($)	Aug. 23, 2024 $ / shares shares	Jul. 23, 2024	May 31, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Dec. 21, 2022 USD ($)	Aug. 31, 2022 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Apr. 21, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Aug. 23, 2023 shares
Disclosure of detailed information about business combination [line items]
Operating loss																$ 6,098	$ 9,404	[1]
Net operating cash outflows																(7,483)	(9,565)
Accumulated deficit																								$ (281,121)		$ (274,071)
Ordinary shares issued | shares																								8,714,230		6,514,589
Ordinary shares per share | ₪ / shares																							₪ 0.2		₪ 0.2
Gross proceeds from ordinary shares																4,283	$ 86
Total consideration															$ 3,464
Aggregate offering price																			$ 3	$ 695	$ 22	$ 2,600
Reverse share split ratio								1-for-10
Amount from redeem SAFE				$ 10,000
Subsequent Events [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	$ 18,714
Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares							265,000
Pre-funded warrants | shares							1,427,308
Pre-funded warrant per share | $ / shares							$ 0.0001
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary											67.00%
ICL Group [Member]
Disclosure of detailed information about business combination [line items]
Total consideration															$ 15,250
Amount of investment under collaboration agreement												$ 10,000
ICL Group [Member] | Subsequent Events [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds from ordinary shares																4,415
Amount from redeem SAFE	$ 10,000
Shanghai Healthcare Capital [Member] | Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements											$ 10,000
Total Amount Of Certain Convertible Loans											10,000
Amount of investment in financing round											$ 20,000
Proportion of ownership interest in subsidiary											20.00%
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares									10,000
Sell price per share | $ / shares																								$ 2.31
Gross proceeds from ordinary shares									$ 85							4,415
Aggregate offering price						$ 4,500				$ 7,300						$ 1,913,650
Weighted average share price | $ / shares									$ 8.5
Series A Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares							3.55
Number of ordinary shares sold | shares																											1,692,308
Series B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares							3.55							$ 1,146,308
Aggregate offering price													$ 281,000	$ 1,146,308
Series A And B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds from ordinary shares									$ 5,500
Purchase price per share | $ / shares							$ 3.25
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements			$ 10,000
Ownership percentage held by other entity in subsidiary			27.84%		27.84%
Lavie Bio Ltd [Member] | ICL Group [Member] | Subsequent Events [Member]
Disclosure of detailed information about business combination [line items]
Amount from redeem SAFE		$ 10,000

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.